Consolidated statement of changes in equity (Parenthetical) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021	Apr. 30, 2022	Feb. 28, 2022
Reduction of issued capital		$ 723,000,000	$ 2,000,000,000	[1]
Cancellation of shares	[2]	$ (1,000,000,000)
HSBC Holdings | Contingent convertible securities
Reduction of issued capital			$ 2,000,000,000
Other equity instruments interest rate			6.875%
HSBC Holdings | Tier 1 Instruments
Notional amount					$ 2,000,000,000
Payments for debt issue costs					$ 4,000,000
October 2021 Share Buy Back Program
Authorized amount for share buy-back program						$ 2,000,000,000
February 2022 Share Buy Back Program
Authorized amount for share buy-back program							$ 1,000,000,000
Stock repurchased (in shares)		264,942,444
Cancellation of shares		$ 133,000,000

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities.
[2]	HSBC announced a share buy-back of $2.0bn in 2021 which was completed in April 2022. Additionally, HSBC announced a share buy-back of up to $1.0bn in February 2022, which concluded on 28 July 2022. At 30 June 2022, 264,942,444 ordinary shares had been purchased and cancelled, representing a nominal value of $133m, which has been transferred from share capital to capital redemption reserve within merger and other reserves.